                                              Supplement to Prospectus Dated May 1, 2004
                                                     Supplement dated June 2, 2004

This Supplement should be retained with the current Prospectus for your annuity contract issued by American Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

The following is added as an appendix to your prospectus:

                                                     APPENDIX F: HYPOTHETICAL ILLUSTRATIONS

The illustrations set out in the following tables depict hypothetical values based on the following salient assumptions:

We assume that (i) the contract was issued to a male who was 60 years old on the Issue Date, (ii) he made a single Purchase Payment of $100,000 on the Issue Date, and (iii) he took no withdrawals during the time period illustrated.

To calculate the Annuity Values  illustrated on the following pages, we start with certain  hypothetical  rates of return (i.e.,  gross rates of return  equal to 0%, 6% and 10%  annually).  The  hypothetical  gross  rates of return  are first  reduced  by the  arithmetic average fees of the mutual funds  underlying the variable  investment  options.  To compute the  arithmetic  average of the fees of the underlying  mutual funds, we added the investment  management fees, other expenses,  and any 12b-1 fees of each underlying  mutual fund and then divided that sum by the number of mutual fund options within the annuity  product.  In other words, we assumed  hypothetically that values are allocated  equally among the variable  investment  options.  If you  allocated  the Annuity Value  unequally  among the variable  investment  options,  that would affect the amount of mutual fund fees that you bear indirectly,  and thereby would influence the values under your annuity  contract.  Based on the fees of the  underlying  mutual funds as of December 31, 2003 (not giving effect to the expense  reimbursements  or expense  waivers that are described in the prospectus fee table),  the arithmetic  average fund fees were equal to 1.40%  annually.  If we did take  expense  reimbursements  and waivers  into  account  here,  that would have lowered the arithmetic  average,  and thereby  increased the illustrated  values.  The  hypothetical  gross rates of return are next reduced by the
Insurance Charge, the Distribution  Charge (as applicable) and the charge for the Combination 5% Roll-Up and Highest  Anniversary Value
Death Benefit.  Finally,  the Annuity Value is reduced by the Annual  Maintenance Fee and the charge for the Guaranteed  Minimum Income
Benefit.  The hypothetical  gross rates of return of 0%, 6% and 10% annually,  when reduced by the arithmetic  average mutual fund fees and the  Insurance  Charge,  the  Distribution  Charge (as  applicable)  and the  charge for the  Combination  5% Roll-up  and  Highest
Anniversary Value Death Benefit,  correspond to net annual rates of return of 7.14%, 3.25% and -2.60%,  respectively in the first eight
Annuity  years,  and 7.78%,  3.86% and  -2.02%,  respectively  in all  subsequent  years.  These net rates of return do not reflect the
Annual  Maintenance  Fee  or  the  charge  for  the  Guaranteed  Minimum  Income  Benefit.  If  those  charges  were  reflected  in the above-referenced  net returns,  then the net returns would be lower.  An "N/A" in these columns  indicates  that the benefit  cannot be exercised  in that  year.  A "0" in these  columns  indicates  the  contract  has  terminated  due to  insufficient  account  value and consequently, the guaranteed benefit has no value.

The values that you actually  experience  under a contract will be different  from what is depicted here if any of the  assumptions  we make here differ from your circumstances.  We will provide you with a personalized illustration upon request.

Please see your  prospectus  for the  meaning of the terms used here and for a  description  of how the  various  illustrated  features operate.

                                              American Skandia Life Assurance Corporation
                                                    A Prudential Financial Company
                                                           1 Corporate Drive
                                                           Shelton, CT 06484

                                                            1-800-766-4530

ASL II - SUPP (06/02/04)                                      1                                                            ASL2Sup1

American Skandia LifeVest II
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
                Combination 5% Roll and Highest Anniversary Value Death Benefit
                Guaranteed Minimum Income Benefit

10% Assumed Rate Of Return
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      Year         Owner Age    Annuity Value Surrender Value Combination 5% Protected Value GMIB              Projected
                                                               Roll-up and                   Guaranteed        Contract
                                                                 Highest                     Annual Payout  Annual Annuity
                                                               Anniversary                   for Single       Payout for
                                                               Value Death                   Life with 10     Single Life
                                                                 Benefit                     year Period     Annuity with
                                                                                             Certain        10 Year Period
                                                                                                              Certain
--------------------------------------------------------------------------------------------------------------------------
               1             61        105,617        105,617        105,617        105,000            N/A            N/A
               2             62        111,552        111,552        111,552        110,250            N/A            N/A
               3             63        117,824        117,824        117,824        115,763            N/A            N/A
               4             64        124,453        124,453        124,453        121,551            N/A            N/A
               5             65        131,458        131,458        131,458        127,628            N/A            N/A
               6             66        138,861        138,861        138,861        134,010            N/A            N/A
               7             67        146,685        146,685        146,685        140,710          7,488          9,660
               8             68        154,955        154,955        154,955        147,746          8,076         10,464
               9             69        163,695        163,695        163,695        155,133          8,712         11,328
              10             70        172,933        172,933        172,933        162,889          9,936         12,276
              15             75        227,668        227,668        227,668        200,000         13,992         18,396
              20             80        300,865        300,865        300,865        200,000         15,636         26,844
              25             85        399,412        399,412        399,412        200,000         17,820         39,648
              30             90        532,090        532,090        532,090        200,000         19,428         57,000
              35             95        710,801        710,801        710,801        200,000         20,736         79,716
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6% Assumed Rate of Return
--------------------------------------------------------------------------------------------------------------------------
      Year         Owner Age    Annuity Value Surrender ValueCombination 5% Protected ValueGMIB              Projected
                                                               Roll-up and                 Guaranteed        Contract
                                                                 Highest                   Annual Payout  Annual Annuity
                                                               Anniversary                 for Single       Payout for
                                                               Value Death                 Life with 10     Single Life
                                                                 Benefit                   year Period     Annuity with
                                                                                           Certain        10 Year Period
                                                                                                              Certain
--------------------------------------------------------------------------------------------------------------------------
               1             61        101,758        101,758        105,000        105,000            N/A            N/A
               2             62        103,529        103,529        110,250        110,250            N/A            N/A
               3             63        105,315        105,315        115,763        115,763            N/A            N/A
               4             64        107,112        107,112        121,551        121,551            N/A            N/A
               5             65        108,921        108,921        127,628        127,628            N/A            N/A
               6             66        110,740        110,740        134,010        134,010            N/A            N/A
               7             67        112,567        112,567        140,710        140,710          7,488          7,416
               8             68        114,401        114,401        147,746        147,746          8,076          7,716
               9             69        116,242        116,242        155,133        155,133          8,712          8,052
              10             70        118,086        118,086        162,889        162,889          9,936          8,388
              15             75        127,312        127,312        207,893        200,000         13,992         10,284
              20             80        137,193        137,193        265,330        200,000         15,636         12,240
              25             85        148,248        148,248        265,330        200,000         17,820         14,712
              30             90        160,614        160,614        265,330        200,000         19,428         17,208
              35             95        174,532        174,532        265,330        200,000         20,736         19,572
--------------------------------------------------------------------------------------------------------------------------

0% Assumed Rate of Return
--------------------------------------------------------------------------------------------------------------------------
      Year         Owner Age    Annuity Value Surrender Value Combination 5% Protected Value GMIB              Projected
                                                               Roll-up and                   Guaranteed        Contract
                                                                 Highest                     Annual Payout  Annual Annuity
                                                               Anniversary                   for Single       Payout for
                                                               Value Death                   Life with 10     Single Life
                                                                 Benefit                     year Period     Annuity with
                                                                                             Certain        10 Year Period
                                                                                                              Certain
--------------------------------------------------------------------------------------------------------------------------
               1             61         95,934         95,934        105,000        105,000            N/A            N/A
               2             62         91,985         91,985        110,250        110,250            N/A            N/A
               3             63         88,148         88,148        115,763        115,763            N/A            N/A
               4             64         84,419         84,419        121,551        121,551            N/A            N/A
               5             65         80,791         80,791        127,628        127,628            N/A            N/A
               6             66         77,259         77,259        134,010        134,010            N/A            N/A
               7             67         73,820         73,820        140,710        140,710          7,488          4,860
               8             68         70,467         70,467        147,746        147,746          8,076          4,752
               9             69         67,196         67,196        155,133        155,133          8,712          4,656
              10             70         64,002         64,002        162,889        162,889          9,936          4,548
              15             75         49,050         49,050        207,893        200,000         13,992          3,960
              20             80         36,181         36,181        265,330        200,000         15,636          3,228
              25             85         25,423         25,423        265,330        200,000         17,820          2,520
              30             90         16,429         16,429        265,330        200,000         19,428          1,764
              35             95          8,994          8,994        265,330        200,000         20,736          1,008
--------------------------------------------------------------------------------------------------------------------------